FINANCIAL INSTRUMENTS - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Trade and other non-current payables	$ 161	$ 92
Liquidity risk
Financial Instruments
Financial liabilities	221,465	114,729
Trade payables	5,966	2,583
Trade and other non-current payables	5,659
Gross lease liabilities	1,417	294
Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	157,083	100,850
Liquidity risk | Newmont Loan
Financial Instruments
Borrowings	10,662	11,002
Liquidity risk | Fresnillo obligation
Financial Instruments
Trade payables	40,678
Less than 3 months | Liquidity risk
Financial Instruments
Financial liabilities	14,962	4,265
Trade payables	5,966	2,583
Trade and other non-current payables	5,659
Gross lease liabilities	114	32
Less than 3 months | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	2,750	1,650
Less than 3 months | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade payables	473
Between 3 months and 1 year | Liquidity risk
Financial Instruments
Financial liabilities	35,558	5,067
Gross lease liabilities	289	117
Between 3 months and 1 year | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	8,250	4,950
Between 3 months and 1 year | Liquidity risk | Newmont Loan
Financial Instruments
Borrowings	10,662
Between 3 months and 1 year | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade payables	16,357
Between 1 year and 3 years | Liquidity risk
Financial Instruments
Financial liabilities	170,425	24,347
Gross lease liabilities	494	145
Between 1 year and 3 years | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings	146,083	13,200
Between 1 year and 3 years | Liquidity risk | Newmont Loan
Financial Instruments
Borrowings		11,002
Between 1 year and 3 years | Liquidity risk | Fresnillo obligation
Financial Instruments
Trade payables	23,848
Later than 3 years | Liquidity risk
Financial Instruments
Financial liabilities	520	81,050
Gross lease liabilities	$ 520
Later than 3 years | Liquidity risk | Camino Rojo Project Loan
Financial Instruments
Borrowings		$ 81,050